Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss for the period	$ (11,140)	$ (9,857)
Decrease in restricted cash	134	542
Items not affecting cash
Loss on disposal of assets	131	5
Amortization and depreciation	672	751
Warrants	675	(760)
Unrealized foreign exchange losses	483	146
Unrealized loss on joint ventures	334	156
Accreted interest and amortization of deferred financing fees	2,075	1,086
Stock-based compensation	742	390
Stock-based compensation - DSU's	950	(290)
Net change in non-cash operating assets and liabilities	162	(5,382)
Cash used in operating activities	(4,782)	(13,213)
Investing activities
Investment in joint venture - Enbridge	(93)
Purchase of property, plant and equipment	(3,920)	(2,955)
Receipt of government funding	1,792	1,201
Proceeds from disposals of property, plant and equipment	1,035
Purchase of intangible assets	(25)	(48)
Cash provided by (used in) investing activities	(1,211)	(1,802)
Financing activities
Common shares issued and stock options exercised, net of issuance costs	19,745
Principal repayment of long-term debt	(1,654)
Exercise of warrants	1,374
Interest payment	(1,259)	(155)
Proceeds of operating borrowings		1,072
Repayment of operating borrowings	(873)
Repayment of repayable government contributions and long-term debt	(171)	(218)
Repayment of long-term debt - institutional		(7,500)
Proceeds of borrowings, net of transaction costs		8,714
Cash provided by financing activities	17,162	1,913
Increase (decrease) in cash and cash equivalents during the period	11,169	(13,102)
Cash and cash equivalents - Beginning of period	10,338	23,398
Effect of exchange rate fluctuations on cash and cash equivalents held	4	42
Cash and cash equivalents - End of period	$ 21,511	$ 10,338